Post-Employment Benefits	9 Months Ended
Sep. 30, 2013
Compensation and Retirement Disclosure [Abstract]
Post-Employment Benefits
Post-Employment Benefits
We sponsor a contributory post-retirement plan that provides medical, dental and life insurance benefits for qualifying U.S. retired employees (referred to as the “OPEB Plan”).
The following table summarizes the components of net periodic benefit recognized in the condensed consolidated statements of operations (in thousands):

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2013	2012	2013	2012
Service cost	$1	$1	$3	3
Interest cost	4	4	12	12
Expected return on plan assets	(17)	(16)	(51)	(49)
Amortization of net gain	(6)	(9)	(18)	(27)
Net periodic benefit	$(18)	$(20)	$(54)	$(61)

Future contributions to the Plans
We expect to make contributions to the OPEB Plan for the year ended December 31, 2013 of $0.1 million.